Teachers Insurance and Annuity Association of America College Retirement and Equities Fund 730 Third Avenue New York, NY 10017-3206	Terry H. Lin Associate General Counsel Advocacy & Oversight T 212 916-5818 F 212 916-6980 terry.lin@tiaa-cref.org

October 1, 2015

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:   Rule 497 Filing for TIAA-CREF Funds (the “Trust”)

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectuses and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectuses and SAI contained in Post-Effective Amendment No. 87 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-76651, 811-09301); and (ii) the text of this Amendment was filed electronically via EDGAR on September 25, 2015.

Please contact the undersigned at (212) 916-5818 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Terry H. Lin

Terry H. Lin